Basis of presentation and general information (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A - Drilling rig segment
Major customer revenue percentage	0.00%	0.00%	21.00%
Customer B - Drilling rig segment
Major customer revenue percentage	26.00%	38.00%	12.00%
Customer C - Drilling rig segment
Major customer revenue percentage	0.00%	14.00%	0.00%
Customer D - Drilling rig segment
Major customer revenue percentage	0.00%	0.00%	24.00%
Customer E - Drilling rig segment
Major customer revenue percentage	11.00%	0.00%	0.00%
Customer F - Drilling rig segment
Major customer revenue percentage	14.00%	0.00%	0.00%